Taxes on Income (Details) - Schedule of reconciling item between the statutory tax rate of the Company and the effective tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciling the Statutory Tax Rate of the Company and the Effective Tax Rate [Abstract]
Net loss, as reported in the consolidated statements of comprehensive loss	$ 3,358	$ 1,625	$ 718
Statutory tax rate	21.00%	21.00%	21.00%
Computed “expected” tax income	$ 705	$ 341	$ 151
Valuation allowance	(705)	(341)	(151)
Taxes on income